Document and Entity Information	Jun. 12, 2020
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Document Type	497
Document Period End Date	Jun. 12, 2020
Amendment Flag	false
Central Index Key	0000809821
Document Effective Date	Jun. 12, 2020
Document Creation Date	Jun. 12, 2020
Prospectus Date	Mar. 27, 2020
Entity Inv Company Type	N-1A
Delaware Wealth Builder Fund | Class A
Risk/Return:
Trading Symbol	DDIAX
Delaware Wealth Builder Fund | Class C
Risk/Return:
Trading Symbol	DDICX
Delaware Wealth Builder Fund | Class R
Risk/Return:
Trading Symbol	DDDRX
Delaware Wealth Builder Fund | Institutional Class
Risk/Return:
Trading Symbol	DDIIX